Basis of Preparation (Details 1)	12 Months Ended
Dec. 31, 2019
Buildings [Member]
Statement Line Items [Line Items]
Estimated useful lives of assets	25 years
Tanks [Member]
Statement Line Items [Line Items]
Estimated useful lives of assets	50 years
Other equipment [Member]
Statement Line Items [Line Items]
Estimated useful lives of assets	5 years
Right-of-use asset – Land[Member]
Statement Line Items [Line Items]
Estimated useful lives of assets	60 years
Installations [Member] | Maximum [Member]
Statement Line Items [Line Items]
Estimated useful lives of assets	25 years
Installations [Member] | Minimum [Member]
Statement Line Items [Line Items]
Estimated useful lives of assets	20 years